Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
24.	SUBSEQUENT EVENTS

In December 2014, the Group entered into an agreement with Coolpad Group Limited, a leading smartphone manufacturer in China, to form a joint venture which will focus on designing, manufacturing, marketing and distributing smartphones and other mobile Internet devices. The Group acquired a 45% stake in the joint venture at a consideration of $409.05 million in cash. The transaction is expected to close in the second quarter of 2015.

In October 2014, the Group's board of directors and shareholders approved another share repurchase program, which provided authorization to purchase up to $200 million worth of its outstanding ADSs.  This program was completed in February 2015.

In March 2015, the Group authorized the repurchase of up to additional US$200 million of the Company's American Depositary Shares. The share repurchases are currently expected to be made through open market purchases or privately negotiated transactions as market conditions warrant, at prices the Company deems appropriate, and in accordance with the Securities and Exchange Commission requirements.